Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories
23. Inventories

Significant accounting judgements and estimates
Inventory is held in a wide variety of forms across the value chain reflecting the stage of refinement. Prior to production as final metal, the inventory is always contained within a carrier material. As such, inventory is typically sampled and assays taken to determine the metal content and how this is split by metal. Measurement and sampling accuracy can vary quite significantly depending on the nature of the vessels and the state of the material. An allowance for estimation uncertainty is applied to the various categories of inventory and is dependent on the degree to which the nature and state of material allows for accurate measurement and sampling. The range used for the estimation allowance varies based on the stage of refinement. The range is based on independent metallurgists’ level of confidence obtained from the outcome of the stocktake. Those results are applied in arriving at the appropriate quantities of inventory.
Accounting policy
Inventory is valued at the lower of cost and net realisable value. The Group values ore stockpiles and metal-in-process when it can be reliably measured. Cost is determined on the following basis:
•Gold reef ore stockpiles and gold-in-process are valued using weighted average cost. Cost includes production, amortisation, depreciation and related administration costs
•PGM and battery metals inventory is valued using weighted average cost by allocating cost, based on the joint cost of production, apportioned according to the relative sales value of each of the PGMs and battery metals produced. The group recognises the metal produced in each development phase in inventory with an appropriate proportion of cost. Cost includes production, amortisation, depreciation and related administration costs
•By-product metals are valued at the incremental cost of production from the point of split-off from the PGM processing stream
•Consumable stores are valued at weighted average cost after appropriate provision for surplus and slow-moving items

Figures in million – SA rand	2022	2021	2020
Consumable stores[1]	2,066	1,923	1,627
PGM ore and mill inventory	535	189	142
PGM in process[2]	13,673	13,081	13,742
PGM finished goods	7,856	9,012	8,710
Gold in process	233	219	109
Gold bullion	1,096	600	507
Battery metals in process	357	—	—
Battery metals raw materials	307	—	—
Battery metals finished goods	187	—	—
Other	74	56	115
Total inventories	26,384	25,080	24,952
[1] The cost of consumable stores consumed during the year and included in operating cost amounted to R21,929 million (2021: R18,847 million and 2020: R16,404 million)
[2] Included in PGM in process, is R5,882 million (2021: R4,725 million, 2020: R4,225 million) relating to the Marikana operations